PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Turnongreen Inc [Member]
At June 30, 2022 and December 31, 2021, property and equipment consist of the following:

At June 30, 2022 and December 31, 2021, property and equipment consist of the following:

	June 30, 2022	December 31, 2021
Machinery and equipment	$667,000	$679,000
Computers	-	484,000
Office furniture and equipment	66,000	160,000
Leasehold improvements	73,000	89,000
EV chargers	64,000	-
	870,000	1,412,000
Less: accumulated depreciation and amortization	(643,000)	(1,301,000)
Property and equipment, net	$227,000	$111,000

At December 31, 2021 and 2020, property and equipment consist of the following:

	December 31,
	2021	2020
Machinery and equipment	$679,000	$661,000
Computers	484,000	484,000
Office furniture and equipment	160,000	160,000
Leasehold improvements	89,000	89,000
	1,412,000	1,394,000
Less: accumulated depreciation and amortization	(1,301,000)	(1,276,000)
Property and equipment, net	$111,000	$118,000